RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF KEY MANAGEMENT PERSONNEL

The totals of remuneration paid to Key Management Personnel and related parties during the years are as follows:

1. Transactions with related parties:	June 30, 2025	June 30, 2024
Short-term salary and fees	290	379
Share based payments	7,797	900
Post-employment retirement benefits	39	39
Non-monetary benefits	17	21
Payments for legal services	-	180
Revaluation of financial liabilities at fair value	-	344
Payments for consultant services	-	566
	8,143	2,429

SCHEDULE OF BALANCE WITH RELATED PARTIES

2. Balance with related parties:		June 30, 2025	December 31, 2024
Key management	Salary and related	(202)	(166)
Directors	Consultant services	(134)	(83)
Joint Ventures	Investment in subsidiary	111	105
Joint Ventures	Other receivables	15	15
		(210)	(129)